UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sweetwater Asset Management LLC
Address:  375 Southpointe Bloulevard, Suite 210
          Canonsburg, Pennsylvania 15317

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Cifford McNary, Jr.
Title: Chief Compliance Officer
Phone: 724-745-7815

Signature, Place, and Date of Signing:

  /s/ W. Cifford McNary, Jr.     Canonsburg, Pennsylvania    February 4, 2008
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:  $  3,524.43
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                 Cusip       Value    Sh/Prn   SH   PUT   Invstmt  Other
Name Of Issuer                   Title of Class  Number      (x1000)  Amount   PRN  CALL  Dscretn  Managers    Sole    Shared  Other
-------------------------------  --------------  ---------   -------  ------  ----  ----  -------  --------  --------  ------  -----
Proshares Trust                  Index Equity    74347R305    511.02    6000    SH           Sole     0        6000      0      0
Ishares Trust MSCI Emerging      Index Equity    464287234    330.66    2200    SH           Sole     0        2200      0      0
Ishares Trust                    Index Equity    464287465    642.28    8182    SH           Sole     0        8182      0      0
Ishares Inc MSCI Japan Index     Index Equity    464286848    314.30   23650    SH           Sole     0       23650      0      0
Oil Service Holders Trust        Index Equity    678002106    264.62    1400    SH           Sole     0        1400      0      0
Powershares ETF Trust            Index Equity    73935X500    260.28    9400    SH           Sole     0        9400      0      0
Powershares Global Water         Index Equity    73935X575    410.88   19200    SH           Sole     0       19200      0      0
Pharmaceutical Holders Trust     Index Equity    71712A206    356.35    4500    SH           Sole     0        4500      0      0
Energy Sector SPDR Trust         Index Equity    81369Y506    222.18    2800    SH           Sole     0        2800      0      0
Health Care Sector SPDR Trust    Index Equity    81369Y209    211.86    6000    SH           Sole     0        6000      0      0